Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted-
	average
	effective	Less
	interest	than 1
	rate	month	1-3 months	3-12 months	1-5 years	5+ years	Total
December 31, 2021
Trade accounts payable		9,415	132	—	—	—	9,547
Due to related parties		—	952	—	—	—	952
Other payables and accruals*		8,379	7,375	5,625	—	—	21,379
Other non-current liabilities*		—	—	—	80	—	80
Lease liabilities		1,019	1,941	8,929	48,390	—	60,279
Variable interest loans	2.42%	17,894	19,164	85,121	996,835	60,146	1,179,160
Fixed interest loans**		—	49	—	—	—	49
Total		36,707	29,613	99,675	1,045,305	60,146	1,271,446
December 31, 2020
Trade accounts payable		13,434	144	—	—	—	13,578
Due to related parties		—	7,525	—	—	—	7,525
Other payables and accruals*		10,043	8,053	5,401	—	—	23,497
Other non-current liabilities*		—	—	—	73	—	73
Lease liabilities		42	85	218	113	—	458
Variable interest loans	2.48%	17,999	21,272	93,479	1,062,227	228,265	1,423,242
Fixed interest loans**		—	75	229	49	—	353
Total		41,518	37,154	99,327	1,062,462	228,265	1,468,726

*      Non-financial liabilities are excluded.

**    A commitment fee is charged at 1.0% on the available amount of the Sponsor Credit Facility.

Schedule of expected cash flows for derivative financial instruments

	Less than 1
	month	1-3 months	3-12 months	1-5 years	Total
December 31, 2021
Interest rate swaps	68	352	4,775	4,141	9,336
Total	68	352	4,775	4,141	9,336
December 31, 2020
Interest rate swaps	79	351	7,764	12,222	20,416
Total	79	351	7,764	12,222	20,416

Summary of credit risk exposure

	As of
	December 31,
	2020	2021
Cash and cash equivalents	103,736	145,530
Trade and other receivables	16,265	11,156